Schedule of Investments

ARK Autonomous Technology & Robotics ETF

April 30, 2026 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.9%

Aerospace & Defense - 24.1%
AeroVironment, Inc.*	317,383	$61,896,033
Archer Aviation, Inc., Class A*	10,465,183	60,070,151
BWX Technologies, Inc.	174,219	37,699,249
Elbit Systems Ltd. (Israel)	40,169	33,715,449
Intuitive Machines, Inc.*	1,870,701	47,422,270
Kratos Defense & Security Solutions, Inc.*	1,697,922	107,053,982
L3Harris Technologies, Inc.	184,975	59,293,736
Rocket Lab Corp.*	1,222,069	100,832,913
Total Aerospace & Defense		507,983,783

Automobile Components - 2.3%
Kodiak AI, Inc.*(a)	2,593,710	21,994,661
WeRide, Inc. (China)*(b)	3,401,701	26,261,131
Total Automobile Components		48,255,792

Automobiles - 10.9%
BYD Co. Ltd. (China)(b)	1,685,265	22,447,730
Tesla, Inc.*	543,841	207,546,041
Total Automobiles		229,993,771

Broadline Retail - 3.3%
Amazon.com, Inc.*	262,623	69,610,852

Diversified Telecommunication - 1.6%
Iridium Communications, Inc.	847,853	33,125,617

Electric Utilities - 1.2%
Oklo, Inc.*(a)	364,459	26,423,277

Electrical Equipment - 1.3%
X-Energy, Inc., Class A*	853,169	27,071,052

Electronic Equipment, Instruments & Components - 1.1%
Teledyne Technologies, Inc.*	34,705	22,414,224

Health Care Equipment & Supplies - 1.3%
Intuitive Surgical, Inc.*	60,953	27,892,702

Health Care Providers & Services - 0.9%
Strata Critical Medical, Inc.*†(a)	3,679,681	18,471,998

Hotels, Restaurants & Leisure - 1.0%
DoorDash, Inc., Class A*	130,784	22,056,722

Interactive Media & Services - 6.5%
Alphabet, Inc., Class C	255,502	97,586,434
Baidu, Inc. (China)*(a)(b)	311,633	39,430,923
Total Interactive Media & Services		137,017,357

Machinery - 10.2%
Caterpillar, Inc.	54,839	48,812,742
Deere & Co.	146,497	86,414,186
Komatsu Ltd. (Japan)(b)	908,629	38,980,184
Symbotic, Inc.*(a)	671,818	39,704,444
Total Machinery		213,911,556

Oil, Gas & Consumable Fuels - 1.9%
Cameco Corp. (Canada)	332,345	40,891,729

Passenger Airlines - 1.5%
Joby Aviation, Inc.*(a)	3,391,778	31,170,440

Investments	Shares	Value

Semiconductors & Semiconductor Equipment - 21.2%
Advanced Micro Devices, Inc.*	376,512	$133,469,739
Broadcom, Inc.	78,587	32,804,571
NVIDIA Corp.	239,485	47,794,022
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(b)	160,902	63,726,846
Teradyne, Inc.	488,561	167,806,047
Total Semiconductors & Semiconductor Equipment		445,601,225

Software - 9.6%
Aurora Innovation, Inc.*(a)	5,684,073	33,422,349
Palantir Technologies, Inc., Class A*	577,249	80,301,108
Pony AI, Inc. (China)*(b)	1,785,795	17,625,797
Synopsys, Inc.*	44,749	21,595,868
Trimble, Inc.*	746,076	50,225,836
Total Software		203,170,958
Total Common Stocks
(Cost $1,761,143,092)		2,105,063,055
MONEY MARKET FUND–0.1%
Goldman Sachs Financial Square Treasury Obligations Fund, 3.54% (c)
(Cost $1,460,281)	1,460,281	1,460,281
Total Investments–100.0%
(Cost $1,762,603,373)		2,106,523,336
Liabilities in Excess of Other Assets–(0.0)%(d)		(784,771)
Net Assets–100.0%		$2,105,738,565

†	Affiliated security
*	Non-income producing security
(a)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $128,422,180; total market value of the collateral held by the fund was $121,117,004.The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $121,117,004.
(b)	American Depositary Receipt
(c)	Rate shown represents annualized 7-day yield as of April 30, 2026.
(d)	Less than 0.05%

Schedule of Investments (Continued)

ARK Autonomous Technology & Robotics ETF

April 30, 2026 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period-to-date transactions with companies which are or were affiliates are as follows:

	Value ($) at 7/31/2025(a)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2026	Value ($) at 4/30/2026(a)
Common Stock — 0.9%
Health Care Providers & Services — 0.9%
Strata Critical Medical, Inc.
	22,842,929	12,880,053	(21,254,868)	(30,349,339)	34,353,223	–	–	–	3,679,681	18,471,998
	$22,842,929	$12,880,053	$(21,254,868)	$(30,349,339)	$34,353,223	$–	$–	$–	3,679,681	$18,471,998

(a)	The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments for view the fair value and number of shares as of April 30, 2026.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2026, based upon the three levels defined above:

ARK Autonomous Technology & Robotics ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$2,105,063,055	$–	$–	$2,105,063,055
Money Market Fund	1,460,281	–	–	1,460,281
Total	$2,106,523,336	$–	$–	$2,106,523,336

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.